Document and Entity Information	Mar. 31, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001727263
Document Type	8-K
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	frontdoor, inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38617
Entity Tax Identification Number	82-3871179
Entity Address, Address Line One	150 Peabody Place
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
City Area Code	(901)
Local Phone Number	701-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	FTDR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false